RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Due from Related Parties, Current	¥ 16,157	$ 2,494	¥ 16,293
Yibang [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	¥ 16,157		¥ 16,293